Comprehensive Income (Loss) Comprehensive Income (Loss) - Amounts Reclassified in Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense (benefit)	$ (901)	$ (662)	$ 19,773	$ 240	$ 2,542	$ (585)
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	(65)	302	(82)	1,104
Income tax expense (benefit)	0	(113)	0	(414)
Net of Tax	(65)	189	(82)	690
Reclassification out of Accumulated Other Comprehensive Income | Natural gas hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ (65)	$ 302	$ (82)	$ 1,104